BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1. BUSINESS AND ORGANIZATION

Rich Uncles NNN REIT, Inc. (the “Company”) was incorporated on May 14, 2015 as a Maryland corporation that expects to elect to qualify as a real estate investment trust (“REIT”) for the year ended December 31, 2016. The Company was originally incorporated under the name Rich Uncles Real Estate Investment Trust, Inc., but amended its name on October 19, 2015 to Rich Uncles NNN REIT, Inc. The Company has the authority to issue 250,000,000 shares of stock, consisting of 200,000,000 shares of common stock, $0.001 par value per share, and 50,000,000 shares of preferred stock, $0.001 par value per share. The Company sells its shares directly to investors at a purchase price of $10.00 per share. The minimum investment in shares is $500. The Company was formed to primarily invest, directly or indirectly through investments in real estate owning entities, in single-tenant income-producing corporate properties located in the United States (“Properties”), which are leased to creditworthy tenants under long-term net leases. The Company’s goal is to generate current income for investors and long-term capital appreciation in the value of its Properties.

The Company will hold its investments through special purpose wholly owned limited liability companies or through Rich Uncles NNN Operating Partners, L.P., a Delaware limited partnership (the “Operating Partnership”). The Operating Partnership was formed on January 28, 2016. The Company is the sole general partner of, and owns a 99% partnership interest in the Operating Partnership. Rich Uncles NNN LP, LLC, a Delaware limited liability company (the “NNN LP”) formed on May 13, 2016, owns the remaining 1% interest in the Operating Partnership and is its sole limited partner. NNN LP is wholly owned by the Company.

Subject to certain restrictions and limitations, the business of the Company is externally managed by its advisor, Rich Uncles NNN REIT Operator, LLC (the “Advisor”), an affiliate of the Company, pursuant to an advisory agreement, as amended (the “Advisory Agreement”). The Advisor is wholly owned by the Company’s sponsor, Rich Uncles, LLC (the “Sponsor”). On June 24, 2015 and December 31, 2015, the Company issued 10,000 shares of its common stock to the Sponsor, respectively, at a purchase price of $10.00 per share.

On July 15, 2015, the Company filed a registration statement on Form S-11 with the Securities and Exchange Commission (the “SEC”) to register an initial public offering of its common stock to offer a maximum of $900,000,000 in shares of common stock for sale to the public (the “Primary Offering”). The Company also registered a maximum of $100,000,000 of common stock pursuant to the Company’s dividend reinvestment plan (the “DRP Offering” and, together with the Primary Offering, the “Offering”). The SEC declared the Company’s registration statement effective on June 1, 2016.

On July 20, 2016, the Company began offering shares to the public, and through December 31, 2016, the Company had sold 2,437,718 shares of common stock in the Offering, for aggregate gross offering proceeds of $24,377,178, including 12,500 shares of common stock sold under its dividend reinvestment plan for aggregate gross offering proceeds of $125,000. Also, as of December 31, 2016, the Company had redeemed 8,637 shares of common stock for $83,843.

As of December 31, 2016, the Company had invested in seven retail properties and two office properties.

The Company continues to offer shares of common stock under the Offering. In some states, the Company will need to renew the registration statement annually or file a new registration statement to continue the Offering. The Company may terminate the Offering at any time.